FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2018
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value

Consolidated 30 June 2018
(US$’000)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative commodity contracts	—	262	—	262
Liabilities measured at fair value
Derivative commodity contracts	—	(28,288)	—	(28,288)
Derivative interest rate swaps	—	(434)	—	(434)
Net fair value	—	(28,460)	—	(28,460)

Consolidated 31 December 2017
(US$’000)	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative commodity contracts	—	606	—	606
Liabilities measured at fair value
Derivative commodity contracts	—	(9,346)	—	(9,346)
Net fair value	—	(8,740)	—	(8,740)